Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Property, Plant and Equipment

	Land and buildings $m	Fixtures, fittings and equipment $m	Total $m
Cost
At 1 January 2020	207	307	514
Additions	2	28	30
Fully depreciated assets written off	–	(17)	(17)
Disposals	(1)	(2)	(3)
Exchange and other adjustments	–	6	6
At 31 December 2020	208	322	530
Additions	–	17	17
Fully depreciated assets written off	–	(7)	(7)
Disposals	(103)	(29)	(132)
Exchange and other adjustments	–	(4)	(4)
At 31 December 2021	105	299	404
Depreciation and impairment
At 1 January 2020	(73)	(132)	(205)
Provided	(4)	(33)	(37)
System Fund expense	–	(5)	(5)
Impairment charge	(39)	(51)	(90)
System Fund impairment charge	–	(5)	(5)
Fully depreciated assets written off	–	17	17
Disposals	1	1	2
Exchange and other adjustments	–	(6)	(6)
At 31 December 2020	(115)	(214)	(329)
Provided	(4)	(27)	(31)
System Fund expense	–	(4)	(4)
Fully depreciated assets written off	–	7	7
Disposals	66	21	87
Exchange and other adjustments	–	3	3
At 31 December 2021	(53)	(214)	(267)

Net book value
At 31 December 2021	52	85	137
At 31 December 2020	93	108	201
At 1 January 2020	134	175	309